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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05845

Invesco Senior Loan Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/29

Date of reporting period: 7/01/15 – 06/30/16

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05845
Reporting Period: 07/01/2015 - 06/30/2016
Invesco Senior Loan Fund

==================== Invesco Senior Loan Fund  =================================

BMC Stock Holdings, Inc.

Ticker:                      Security ID: 05591B109
Meeting Date: MAY 10, 2016   Meeting Type: Annual
Record Date: MAR 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Peter C. Alexander       For       For          Management
1b    Elect Director Carl R. Vertuca, Jr.     For       For          Management
2     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

--------------------------------------------------------------------------------

BMC Stock Holdings, Inc.

Ticker:                      Security ID: 86101X104
Meeting Date: MAY 10, 2016   Meeting Type: Annual
Record Date: MAR 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Peter C. Alexander       For       For          Management
1b    Elect Director Carl R. Vertuca, Jr.     For       For          Management
2     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

--------------------------------------------------------------------------------

Genie Energy Ltd.

Ticker:                      Security ID: 372284307
Meeting Date: MAY 4, 2016    Meeting Type: Annual
Record Date: MAR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James A. Courter         For       Against      Management
1.2   Elect Director Howard S. Jonas          For       Against      Management
1.3   Elect Director W. Wesley Perry          For       Against      Management
1.4   Elect Director Alan B. Rosenthal        For       Against      Management
1.5   Elect Director Allan Sass               For       For          Management
2     Ratify BDO USA, LLP as Auditors         For       For          Management
3     Establish Board Committee on Operations Against   Against      Shareholder
       in Israeli-Occupied Territory

--------------------------------------------------------------------------------

LyondellBasell Industries NV

Ticker:                      Security ID: N53745100
Meeting Date: MAY 11, 2016   Meeting Type: Annual
Record Date: APR 13, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Jacques Aigrain to Supervisory Bo For       For          Management
      ard
1b    Elect Lincoln Benet to Supervisory Boar For       For          Management
      d
1c    Elect Nance K. Dicciani to Supervisory  For       For          Management
      Board
1d    Elect Bruce A. Smith to Supervisory Boa For       For          Management
      rd
2a    Elect Thomas Aebischer to Management Bo For       For          Management
      ard
2b    Elect Dan Coombs to Management Board    For       For          Management
2c    Elect James D. Guilfoyle to Management  For       For          Management
      Board
3     Adopt Financial Statements and Statutor For       For          Management
      y Reports
4     Approve Discharge of Management Board   For       For          Management
5     Approve Discharge of Supervisory Board  For       For          Management
6     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors
7     Ratify PricewaterhouseCoopers Accountan For       For          Management
      ts N.V. as Auditors
8     Approve Dividends of USD 3.12 Per Share For       For          Management
9     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
10    Authorize Repurchase of Up to 10 Percen For       For          Management
      t of Issued Share Capital

--------------------------------------------------------------------------------

Merrill Corporation

Ticker:                      Security ID: 0921XV904
Meeting Date: JUN 3, 2016    Meeting Type: Special
Record Date: MAY 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Restated Investors Agreement      For       No Action    Management

--------------------------------------------------------------------------------

New Millennium Holdco, Inc.

Ticker:                      Security ID: 01367912D
Meeting Date: JUN 10, 2016   Meeting Type: Special
Record Date: MAY 16, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve 2016 Equity Incentive Plan      For       For          Management

--------------------------------------------------------------------------------

Tribune Media Company

Ticker:                      Security ID: 896047503
Meeting Date: MAY 5, 2016    Meeting Type: Annual
Record Date: MAR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Bruce A. Karsh           For       Do Not Vote  Management
1.2   Elect Director Ross Levinsohn           For       Do Not Vote  Management
1.3   Elect Director Peter E. Murphy          For       Do Not Vote  Management
2     Advisory Vote to Ratify Named Executive For       Do Not Vote  Management
       Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as Au For       Do Not Vote  Management
      ditors
4     Approve Omnibus Stock Plan              For       Do Not Vote  Management
5     Approve Non-Employee Director Omnibus S For       Do Not Vote  Management
      tock Plan

--------------------------------------------------------------------------------

Tribune Publishing Company

Ticker:                      Security ID: 896082104
Meeting Date: JUN 2, 2016    Meeting Type: Proxy Contest
Record Date: APR 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Carol Crenshaw           For       For          Management
1.2   Elect Director Justin C. Dearborn       For       For          Management
1.3   Elect Director David E. Dibble          For       For          Management
1.4   Elect Director Michael W. Ferro, Jr.    For       For          Management
1.5   Elect Director Philip G. Franklin       For       For          Management
1.6   Elect Director Eddy W. Hartenstein      For       For          Management
1.7   Elect Director Richard A. Reck          For       For          Management
1.8   Elect Director Donald Tang              For       For          Management
2     Advisory Vote to Ratify Named Executive For       Against      Management
       Officers' Compensation
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management
1.1   Management Nominee Carol Crenshaw       Withhold  Do Not Vote  Shareholder
1.2   Management Nominee Justin C. Dearborn   Withhold  Do Not Vote  Shareholder
1.3   Management Nominee David E. Dibble      Withhold  Do Not Vote  Shareholder
1.4   Management Nominee Michael W. Ferro, Jr Withhold  Do Not Vote  Shareholder
      .
1.5   Management Nominee Philip G. Franklin   Withhold  Do Not Vote  Shareholder
1.6   Management Nominee Eddy W. Hartenstein  Withhold  Do Not Vote  Shareholder
1.7   Management Nominee Richard A. Reck      Withhold  Do Not Vote  Shareholder
1.8   Management Nominee Donald Tang          Withhold  Do Not Vote  Shareholder
2     Advisory Vote to Ratify Named Executive Abstain   Do Not Vote  Management
       Officers' Compensation
3     Amend Omnibus Stock Plan                Abstain   Do Not Vote  Management
4     Ratify Ernst & Young LLP as Auditors    Abstain   Do Not Vote  Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO SENIOR LOAN FUND

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date  August 12, 2016

*	Please print the name and title of the signing officer below the signature